Summary of Significant Accounting Policies - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Frozen for a lawsuit
Restricted cash
Restricted Cash	¥ 34,709	¥ 24,131